PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 425,696	$ 442,793